Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2024 CAD ($)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 29,450
Ending balance	29,706
Property, Plant and Equipment, Net	29,706
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,425
Acquisitions	12
Additions	3,007
Transfer from E&E (Note 9)	285
Change in Decommissioning Liabilities	17
Divestitures	(270)
Exchange Rate Movements and Other	(21)
Ending balance	50,455
Property, Plant and Equipment, Net	50,455
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,975)
Divestitures	208
Exchange Rate Movements and Other	27
Depreciation, Depletion and Amortization	2,955
Ending balance	(20,749)
Property, Plant and Equipment, Net	(20,749)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	143
Ending balance	139
Property, Plant and Equipment, Net	139
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	272
Acquisitions	0
Additions	3
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures	0
Exchange Rate Movements and Other	2
Ending balance	277
Property, Plant and Equipment, Net	277
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(129)
Divestitures	0
Exchange Rate Movements and Other	1
Depreciation, Depletion and Amortization	8
Ending balance	(138)
Property, Plant and Equipment, Net	(138)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,103
Ending balance	7,230
Property, Plant and Equipment, Net	7,230
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,770
Acquisitions	0
Additions	450
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures	0
Exchange Rate Movements and Other	177
Ending balance	13,397
Property, Plant and Equipment, Net	13,397
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,667)
Divestitures	0
Exchange Rate Movements and Other	95
Depreciation, Depletion and Amortization	405
Ending balance	(6,167)
Property, Plant and Equipment, Net	(6,167)
Retail and Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	554
Ending balance	523
Property, Plant and Equipment, Net	523
Retail and Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,908
Acquisitions	0
Additions	34
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures	(1)
Exchange Rate Movements and Other	0
Ending balance	1,941
Property, Plant and Equipment, Net	1,941
Retail and Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,354)
Divestitures	0
Exchange Rate Movements and Other	0
Depreciation, Depletion and Amortization	64
Ending balance	(1,418)
Property, Plant and Equipment, Net	(1,418)
Beginning balance	37,250
Ending balance	37,598
Property, Plant and Equipment, Net	37,598
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,443
Ending balance	24,461
Property, Plant and Equipment, Net	24,461
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,375
Acquisitions	12
Additions	3,494
Transfer from E&E (Note 9)	285
Change in Decommissioning Liabilities	17
Divestitures	(271)
Exchange Rate Movements and Other	158
Ending balance	66,070
Property, Plant and Equipment, Net	66,070
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,125)
Divestitures	208
Exchange Rate Movements and Other	123
Depreciation, Depletion and Amortization	3,432
Ending balance	(28,472)
Property, Plant and Equipment, Net	$ (28,472)